Reverse recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 23, 2022 USD ($) tranche $ / shares shares	Dec. 31, 2024 USD ($) member $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 22, 2023 USD ($)
Reverse Recapitalization [Line Items]
Listing expense | $		$ 0	$ 0	$ 372,318
IFRS 2 Listing Expense | $		9,841	5,393	9,909
Liability Fair Value | $		$ 32,278	$ 161,402
Number of tranches | tranche	5
Issuance of Volvo Cars Preference Shares | $				(588,826)
Proportion of ownership interest in subsidiary		100.00%
Changes in the consolidated group | $				(1,512)
Accumulated deficit
Reverse Recapitalization [Line Items]
Changes in the consolidated group | $				$ (1,512)
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Share redemption price | $ / shares		$ 0.01
Number Outstanding		20,499,965	20,499,965
Liability Fair Value | $		$ 2,870	$ 4,920
Class A Shares
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares		$ 18
Threshold trading days		20 days
Threshold trading day period		30 days
Shares Conversion, Registration Statement Threshold		30 days
Shares issuable, threshold trading days	20 days
Shares issuable, threshold trading day period	30 days
Class A Shares | Volvo Cars
Reverse Recapitalization [Line Items]
Exercise price of outstanding share options (in usd per share) | $ / shares	$ 10
Class A Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	23
Class A Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	18
Class A Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	15.50
Class A Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	20.50
Class A Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares	$ 13
Class A Shares | Minimum
Reverse Recapitalization [Line Items]
Closing share price (in usd per share) | $ / shares		$ 10.00
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Number Outstanding		4,500,000	4,500,000
Liability Fair Value | $		$ 630	$ 1,080
Class C-2 Shares converted to Class C-1 Shares
Reverse Recapitalization [Line Items]
Liability Fair Value | $					$ 3,285
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reverse Recapitalization [Line Items]
Listing expense | $		372,318
IFRS 2 Listing Expense | $		$ 372,318
Closing share price (in usd per share) | $ / shares		$ 11.23
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Volvo Cars
Reverse Recapitalization [Line Items]
Issuance of Volvo Cars Preference Shares | $	$ 588,826
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Number of options per share		1
Exercise price of outstanding share options (in usd per share) | $ / shares		$ 11.50
Shares exercisable, threshold period		30 days
Shares conversion, redemption notice period		30 days
Polestar Automotive Holding Limited ("Former Parent")
Reverse Recapitalization [Line Items]
Proportion of voting rights held		0.99
Number of board of directors nominated | member		4
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	24,078,638
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	4,815,728
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	134,098,971
Number of shares issued (in shares)	1,642,233,575
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Five
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Three
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Two
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Four
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche One
Reverse Recapitalization [Line Items]
Number of earn-out rights (in shares)	26,819,794
Gores Guggenheim, Inc.
Reverse Recapitalization [Line Items]
Number of board of directors nominated | member		1
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	294,877,349
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares | Volvo Cars
Reverse Recapitalization [Line Items]
Number of shares issued (in shares)	1,117,390